UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 28, 2013

Moody’s Rating	Percentage of Fund Investments
A1	2.39%
A2	10.09%
A3	10.21%
Aa1	0.92%
Aa2	2.62%
Aa3	0.29%
Aaa	10.54%
Ba3	2.34%
Baa1	19.08%
Baa2	18.44%
Baa3	11.79%
Caa3	0.57%
Not Rated	10.41%
Short Term Investments	0.31%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Initial Class
Actual	$1,000.00	$1,001.20	$2.90

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

Class L
Actual	$1,000.00	$1,001.40	$4.20

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.24

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC(a)
$ 333,333	Series 2010-2A, Class A 3.63%, 08/20/2014	$334,228
260,000	Series 2010-3A, Class A 4.64%, 05/20/2016	274,984
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	521,438
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	523,655
1,500,000	Series 2012-3A, Class A 2.10%, 03/20/2019	1,473,292
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1(a)
	2.29%, 09/17/2018	1,028,537
1,475,000	CAL Funding II Ltd Series 2013-1A, Class A(a)
	3.35%, 03/27/2028	1,449,727
110,411	Centex Home Equity Loan Trust Series 2004-A, Class AF6
	4.27%, 01/25/2034	110,187
100,000	Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
	4.15%, 07/07/2017	106,776
500,000	Citibank Omni Master Trust Series 2009-A17, Class A17(a)
	4.90%, 11/15/2018	528,271
1,500,000	CLI Funding LLC Series 2013-2A, Class NOTE(a)
	3.22%, 06/18/2028	1,462,869
	Cronos Containers Program Ltd(a)
1,387,500	Series 2012-2A, Class A 3.81%, 09/18/2027	1,385,592
983,333	Series 2013-1A, Class A 3.08%, 04/18/2028	956,292
102,274	Equity One Mortgage Pass-Through Trust Series 2004-1, Class AF6(b)(c)
	4.21%, 04/25/2034	101,706
	Federal National Mortgage Association(c)
153,501	Series 2003-T4, Class 2A6 4.76%, 07/26/2033(b)	165,884
23,195	Series 2004-T9, Class A1 0.31%, 04/25/2035	22,962
983,333	Global SC Finance II SRL Series 2013-1A, Class A(a)
	2.98%, 04/17/2028	999,849
703,476	GMAC Mortgage Corp Series 2007-HE2, Class A3(d)
	6.19%, 12/25/2037	681,383
1,980,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2(a)
	5.29%, 03/25/2016	2,101,893
	HSBC Home Equity Loan Trust USA
1,200,000	Series 2006-4, Class M1 0.45%, 03/20/2036(c)	1,089,367

Principal Amount		Value

Asset-Backed Securities — (continued)
$ 102,329	Series 2006-4, Class A3F 5.30%, 03/20/2036(b)	$103,660
475,289	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3
	5.50%, 08/25/2025	470,924
1,592,850	Springleaf Mortgage Loan Trust Series 2012-2A , Class A(a)(c)
	2.22%, 10/25/2057	1,615,957
185,907	Structured Receivables Finance 3 LLC Series 2006-A, Class A(a)
	5.55%, 01/15/2030	199,306

TOTAL ASSET-BACKED SECURITIES — 14.65% (Cost $17,781,625)		$17,708,739

BANK LOANS
Bank Loans — 0.76%
916,667	Express Scripts Inc(c)
	2.03%, 08/29/2016	917,813

BANK LOANS — 0.76% (Cost $915,110)		$917,813

BONDS AND NOTES
Basic Materials — 4.05%
1,750,000	Anglo American Capital PLC(a)
	9.38%, 04/08/2014	1,855,052
500,000	Dow Chemical Co
	2.50%, 02/15/2016	515,327
1,000,000	Freeport-McMoRan Copper & Gold Inc(a)
	2.38%, 03/15/2018	951,076
1,447,500	Xstrata Finance Canada Ltd(a)
	5.80%, 11/15/2016	1,579,013

		4,900,468

Communications — 2.76%
500,000	Comcast Corp
	5.85%, 11/15/2015	556,794
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	518,880
1,000,000	News America Inc
	8.00%,10/17/2016	1,202,274
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	531,454
500,000	Time Warner Cable Inc
	8.25%, 02/14/2014	522,916

		3,332,318

Consumer, Cyclical — 8.06%
500,000	Arrow Electronics Inc
	3.00%, 03/01/2018	499,281

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 1,000,000	Carnival Corp
	1.20%, 02/05/2016	$992,803
1,500,000	Cintas Corp No 2
	2.85%, 06/01/2016	1,566,009
	Daimler Finance North America LLC(a)
1,500,000	1.95%, 03/28/2014	1,509,067
500,000	1.30%, 07/31/2015	501,101
1,000,000	Hanesbrands Inc
	6.38%, 12/15/2020	1,066,250
500,000	Hasbro Inc
	6.13%, 05/15/2014	522,576
346,053	JetBlue Airways 2004-1 G-1 Pass Through Trust(c)
	0.65%, 12/15/2013	346,361
933,694	JetBlue Airways 2004-2 G-1 Pass Through Trust(c)
	0.65%, 08/15/2016	905,683
1,000,000	Kia Motors Corp(a)
	3.63%, 06/14/2016	1,036,835
246,000	Nordstrom Inc
	6.25%, 01/15/2018	285,960
500,000	Volkswagen International Finance NV(a)
	1.88%, 04/01/2014	504,892

		9,736,818

Consumer, Non-cyclical — 7.12%
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014	530,894
933,000	4.10%, 03/15/2016	985,128
250,000	CareFusion Corp
	5.13%, 08/01/2014	260,799
500,000	Coca-Cola HBC Finance BV
	5.13%, 09/17/2013	504,486
505,000	Equifax Inc
	4.45%, 12/01/2014	527,586
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	518,504
500,000	SABMiller Holdings Inc(a)
	1.85%, 01/15/2015	507,277
500,000	SABMiller PLC(a)
	6.50%, 07/01/2016	571,603
2,000,000	Total System Services Inc
	2.38%, 06/01/2018	1,937,692
1,000,000	Western Union Co
	2.38%, 12/10/2015	1,017,666
244,000	Woolworths Ltd(a)
	2.55%, 09/22/2015	251,940
1,000,000	Zoetis Inc(a)
	1.15%, 02/01/2016	996,603

		8,610,178

Principal Amount		Value

Diversified — 0.43%
$ 500,000	EnCana Holdings Finance Corp
	5.80%, 05/01/2014	$519,715

Energy — 6.02%
500,000	EOG Resources Inc
	2.50%, 02/01/2016	517,685
500,000	Hess Corp
	7.00%, 02/15/2014	517,955
750,000	Husky Energy Inc
	5.90%, 06/15/2014	784,634
698,887	Kern River Funding Corp(a)
	4.89%, 04/30/2018	754,117
1,500,000	Petrobras International Finance Co - Pifco
	2.88%, 02/06/2015	1,513,519
500,000	Phillips 66
	1.95%, 03/05/2015	507,754
500,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	523,731
486,000	Transcontinental Gas Pipe Line Co LLC
	6.40%, 04/15/2016	551,461
1,500,000	Transocean Inc
	4.95%, 11/15/2015	1,608,886

		7,279,742

Financial — 35.60%
170,000	American Express Credit Corp
	5.30%, 12/02/2015	186,609
	Bank of America Corp
500,000	4.50%, 04/01/2015	524,463
1,000,000	3.70%, 09/01/2015	1,042,415
2,500,000	Barclays Bank PLC
	5.20%, 07/10/2014	2,608,000
1,000,000	Camden Property Trust
	5.38%, 12/15/2013	1,020,081
	Citigroup Inc
1,006,000	5.13%, 05/05/2014	1,038,719
2,250,000	6.38%, 08/12/2014	2,374,380
2,017,000	4.75%, 05/19/2015	2,133,181
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017	1,575,343
	Deutsche Bank AG/London
1,810,000	3.88%, 08/18/2014	1,871,115
1,000,000	3.45%, 03/30/2015	1,043,920
	Duke Realty LP
250,000	5.40%, 08/15/2014	261,402
1,000,000	5.95%, 02/15/2017	1,109,681
1,000,000	Fifth Third Bancorp
	3.63%, 01/25/2016	1,055,666
2,000,000	Ford Motor Credit Co LLC
	7.00%, 04/15/2015	2,168,222
1,393,000	General Electric Capital Corp(e)
	4.38%, 09/21/2015	1,488,103
	Goldman Sachs Group Inc
1,500,000	6.00%, 05/01/2014	1,562,406

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 2,000,000	5.13%, 01/15/2015	$2,109,726
500,000	Harley-Davidson Financial Services Inc(a)
	2.70%, 03/15/2017	506,643
500,000	Health Care REIT Inc
	2.25%, 03/15/2018	490,916
	HSBC Finance Corp
500,000	5.25%, 01/15/2014	511,707
1,000,000	5.00%, 06/30/2015	1,069,604
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	1,018,246
	JPMorgan Chase & Co
500,000	4.75%, 03/01/2015	531,901
2,500,000	3.15%, 07/05/2016	2,596,500
250,000	Lehman Brothers Holdings Inc(f)(g)
	0.00%, 10/15/2020	60,938
500,000	MassMutual Global Funding II(a)
	2.30%, 09/28/2015	517,240
	Morgan Stanley
1,500,000	6.00%, 05/13/2014	1,560,075
1,000,000	3.80%, 04/29/2016	1,040,061
1,000,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	1,031,088
1,000,000	National Australia Bank Ltd/New York
	2.00%, 03/09/2015	1,018,632
2,500,000	Nomura Holdings Inc
	5.00%, 03/04/2015	2,639,752
1,750,000	Prudential Financial Inc
	4.75%, 09/17/2015	1,883,117
500,000	Simon Property Group LP
	5.10%, 06/15/2015	540,580
582,000	UBS AG/Stamford CT
	2.25%, 08/12/2013	582,993
250,000	Wells Fargo & Co
	3.63%, 04/15/2015	262,469

		43,035,894

Industrial — 6.22%
500,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	523,075
1,227,070	Canadian National Railway Co Financing Pass Through Trusts
	7.20%, 01/02/2016	1,359,780
812,611	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	910,125
1,238,924	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018	1,238,406
264,889	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	272,780
	Ryder System Inc
250,000	5.85%, 03/01/2014	258,369
500,000	3.15%, 03/02/2015	515,740
250,000	7.20%, 09/01/2015	280,570
500,000	TTX Co(a)
	4.90%, 03/01/2015	523,292

Principal Amount		Value

Industrial — (continued)
$ 298,457	Union Pacific Railroad Co 1999 Pass Through Trust
	7.60%, 01/02/2020	$344,499
1,000,000	URS Corp(a)(c)
	4.35%, 04/01/2017	1,018,738
250,000	Waste Management Inc
	6.38%, 03/11/2015	272,346

		7,517,720

Technology — 3.07%
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	513,188
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014	258,465
250,000	4.75%, 06/02/2014	257,826
500,000	2.13%, 09/13/2015	506,043
1,000,000	3.30%, 12/09/2016	1,038,048
1,000,000	Xerox Corp
	6.75%, 02/01/2017	1,131,274

		3,704,844

Utilities — 2.77%
500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	570,140
305,000	Pnpp II Funding Corp
	8.83%, 05/30/2016	335,384
500,000	Puget Sound Energy Inc
	5.20%, 10/01/2015	544,791
1,000,000	Southwestern Electric Power Co
	5.55%, 01/15/2017	1,105,640
750,000	Westar Energy Inc
	6.00%, 07/01/2014	787,967

		3,343,922

TOTAL BONDS AND NOTES — 76.10% (Cost $91,464,484)		$91,981,619

MORTGAGE-BACKED SECURITIES
801,591	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	835,510
	Bear Stearns Commercial Mortgage Securities Trust(c)
82,470	Series 2004-PWR4, Class A3 5.47%, 06/11/2041	84,792
17,583	Series 2005-T20, Class AAB 5.28%, 10/12/2042	18,026
36,465	CHL Mortgage Pass-Through Trust Series 2003-15, Class 1A1(c)
	0.69%, 06/25/2018	35,852
312,563	Commercial Mortgage Trust Series 2003-C2, Class A4
	4.92%, 01/05/2036	313,950
467,893	FDIC Trust Series 2013-R1, Class A(a)
	1.15%, 03/25/2033	460,382

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 127,322	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3
	4.60%, 11/10/2038	$128,347
236,191	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CB8, Class A1A(a)
	4.16%, 01/12/2039	239,355
	JP Morgan Chase Commercial Mortgage Securities Corp Commercial Mortgage Pass-Through(c)
239,739	Series 2004-C2, Class A2 5.26%, 05/15/2041	242,677
600,000	Series 2004-C2, Class A3 5.38%, 05/15/2041	615,014
220,947	JP Morgan Chase Commercial Mortgage Securities Series Series 2004-CBX, Class A5
	4.65%, 01/12/2037	221,545
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2(a)
	3.34%, 07/15/2046	525,386
	JPMorgan Chase Commercial Mortgage Securities Corp Series
250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042	263,805
500,000	Series 2005-LDP5, Class A4 5.37%, 12/15/2044(c)	539,571
	Morgan Stanley Capital I Trust
422,013	Series 2004-IQ7, Class A4 5.54%, 06/15/2038(c)	433,165
32,156	Series 2003-T11, Class A4 5.15%, 06/13/2041	32,142
500,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	540,292
207,216	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a)
	3.35%, 11/15/2043	216,286
	WFRBS Commercial Mortgage Trust
967,126	Series 2011-C4, Class A1 1.61%, 06/15/2044(a)	975,119
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(a)	262,619
988,171	Series 2013-C13, Class A1 0.78%, 05/15/2045	982,097

TOTAL MORTGAGE-BACKED SECURITIES — 6.59% (Cost $7,897,548)		$7,965,932

Principal Amount		Value

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 0.30%
$ 220,000	Repurchase agreement (principal amount/value $220,000 with a maturity value of $220,002) with Merrill Lynch, Pierce, Fenner & Smith, 0.11%, dated 6/28/13, to be repurchased at $220,002 on 7/1/13, collateralized by a Government National Mortgage Association Security, 3.00%, 11/15/42, with a value of $224,400.	$220,000

7,160	Undivided interest of 0.06% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $7,160 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (h)	7,160

34,007	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $34,007 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (h)	34,007

34,007	Undivided interest of 0.12% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $34,007 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (h)	34,007

34,008	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $34,008 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (h)	34,008

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 34,008	Undivided interest of 0.25% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $34,008 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (h)	$34,008

TOTAL SHORT TERM INVESTMENTS — 0.30% (Cost $363,190)		$363,190

TOTAL INVESTMENTS — 98.40% (Cost $118,421,957)		$118,937,293

OTHER ASSETS & LIABILITIES, NET — 1.60%		$1,939,613

TOTAL NET ASSETS — 100.00%		$120,876,906

(a)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $35,803,519 and $35,836,357, respectively, representing 29.65% of net assets.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2013. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(d)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $839,577 and $681,383, respectively, representing 0.56% of net assets.
(e)	A portion or all of the security is on loan at June 28, 2013.
(f)	Security in default; some interest payments received during the last 12 months. At June 28, 2013, the aggregate fair value of the securities in default was $60,938, representing 0.05% of net assets.
(g)	Security in bankruptcy at June 28, 2013.
(h)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Short Duration Bond Fund

ASSETS:
Investments in securities, fair value (including $139,486 of securities on loan)(a)	$118,574,103
Reverse repurchase agreements, fair value(b)	363,190
Cash	51,845
Interest receivable	1,159,323
Subscriptions receivable	93,840
Receivable for investments sold	932,585

Total Assets	121,174,886

LIABILITIES:
Payable to investment adviser	56,884
Payable upon return of securities loaned	143,190
Redemptions payable	97,906

Total Liabilities	297,980

NET ASSETS	$120,876,906

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,165,919
Paid-in capital in excess of par	118,361,070
Net unrealized appreciation on investments	515,336
Undistributed net investment income	99,999
Accumulated net realized gain on investments	734,582

TOTAL NET ASSETS	$120,876,906

TOTAL NET ASSETS BY CLASS
Initial Class	$120,864,321

Class L	$12,585

CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	11,657,878
Class L	1,308

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.37

Class L	$9.62

(a) Cost of investments	$118,058,767
(b) Cost of reverse repurchase agreements	$363,190

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Short Duration Bond Fund

INVESTMENT INCOME:
Interest	$1,636,416
Income from securities lending	660

Total Income	1,637,076

EXPENSES:
Management fees	353,206
Distribution fees - Class L	15

Total Expenses	353,221

Less amount waived by distributor - Class L	15

Net Expenses	353,206

NET INVESTMENT INCOME	1,283,870

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	443,328
Net change in unrealized depreciation on investments	(1,630,169)

Net Realized and Unrealized Loss on Investments	(1,186,841)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,029

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012(a)
Great-West Short Duration Bond Fund

OPERATIONS:
Net investment income	$1,283,870	$2,303,740
Net realized gain on investments	443,328	967,430
Net change in unrealized appreciation (depreciation) on investments	(1,630,169)	1,029,970

Net Increase in Net Assets Resulting from Operations	97,029	4,301,140

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,183,736)	(2,272,175)
Class L	(135)	(322)

From net investment income	(1,183,871)	(2,272,497)

From net realized gains
Initial Class	–	(915,949)
Class L	–	(109)

From net realized gains	0	(916,058)

Total Distributions	(1,183,871)	(3,188,555)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	24,622,879	55,180,114
Class L	–	12,500
Shares issued in reinvestment of distributions
Initial Class	1,183,736	3,188,124
Class L	135	431
Shares redeemed
Initial Class	(15,493,521)	(22,409,959)

Net Increase in Net Assets Resulting from Capital Share Transactions	10,313,229	35,971,210

Total Increase in Net Assets	9,226,387	37,083,795

NET ASSETS:
Beginning of period	111,650,519	74,566,724

End of period (b)	$120,876,906	$111,650,519

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,346,329	5,261,304
Class L	–	1,250
Shares issued in reinvestment of distributions
Initial Class	113,570	304,963
Class L	14	44
Shares redeemed
Initial Class	(1,477,836)	(2,137,883)

Net Increase	982,077	3,429,678

(a) Class L inception date was October 15, 2012.
(b) Including undistributed net investment income:	$99,999	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011		2010	2009	2008
Great-West Short Duration Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.29		$10.30		$10.04	$9.52	$9.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.26	(a)	0.28		0.38	0.42	0.42
Net realized and unrealized gain (loss)	(0.10)		0.24		0.01		0.34	0.52	(0.39)

Total From Investment Operations	0.01		0.50		0.29		0.72	0.94	0.03

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.02)		–	–	–
From net investment income	(0.10)		(0.24)		(0.28)		(0.38)	(0.42)	(0.42)
From net realized gains	–		(0.09)		0.00	(b)	(0.08)	–	–

Total Distributions	(0.10)		(0.33)		(0.30)		(0.46)	(0.42)	(0.42)

NET ASSET VALUE, END OF PERIOD	$10.37		$10.46		$10.29		$10.30	$10.04	$9.52

TOTAL RETURN(c)	0.12%	(d)	4.87%		2.87%		7.20%	10.02%	0.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$120,864		$111,638		$74,567		$58,520	$49,174	$35,558
Ratio of expenses to average net assets	0.60%	(e)	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.18%	(e)	2.49%		2.70%		3.91%	4.55%	4.13%
Portfolio turnover rate(f)	39%	(d)	63%		45%		53%	56%	49%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Year Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012(a)
Great-West Short Duration Bond Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.05	(b)
Net realized and unrealized gain (loss)	(0.09)		0.01

Total From Investment Operations	0.01		0.06

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.26)
From net realized gains	–		(0.09)

Total Distributions	(0.10)		(0.35)

NET ASSET VALUE, END OF PERIOD	$9.62		$9.71

TOTAL RETURN(c) (d)	0.14%	(e)	0.55%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13		$13
Ratio of expenses to average net assets
Before waiver	0.85%	(f)	0.82%	(f)
After waiver	0.60%	(f)	0.56%	(f)
Ratio of net investment income to average net assets
Before waiver	1.94%	(f)	2.14%	(f)
After waiver	2.19%	(f)	2.40%	(f)
Portfolio turnover rate(g)	39%	(e)	63%	(e)

(a)	Class L inception date was October 15, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 28, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 28, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

The Great-West Funds enter into transactions with several approved counterparties. These transactions and agreements include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 28, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Reverse Repurchase Agreements	$ 220,000	$ -	$ 220,000	$ (220,000)	$ -	$ -

Total Investments	$ 220,000	$ 0	$ 220,000	$ (220,000)	$ 0	$ 0

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Semi-Annual Report - June 28, 2013

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $40,560,909 and $26,834,576, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $14,430,507 and $18,206,444, respectively.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $118,421,957. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $1,506,132 and gross depreciation of securities in which there was an excess of tax cost over value of $990,796 resulting in net appreciation of $515,336.

Semi-Annual Report - June 28, 2013

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $139,486 and received collateral of $143,190 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, first, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fees of its peer group. However, the Board considered that the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continues to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013